Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Tax loss carried forward	¥ 278,980	¥ 283,378	¥ 229,955
Deductible temporary differences	59,598	32,982	38,481
Allowance for credit losses	375		98
Inventory provision	649
Unrealized fair value losses for certain investments	438
Impairment loss of long-term investments	4,125
Total deferred tax assets	344,165	316,360	268,534
Less: valuation allowance	(344,165)	(316,360)	(268,534)	¥ (119,106)
Deferred tax liabilities
Identifiable intangible assets and deferred cost acquired	223,138	341,960	389,280
Total deferred tax liabilities	¥ 223,138	¥ 341,960	¥ 389,280